Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 75,810	$ 90,100	$ 194,544
Adjustments to reconcile net income to net cash used by operating activities:
Net gain on mortgage loans acquired for sale	(106,442)	(51,016)	(35,647)
Accrual of unearned discounts and amortization of premiums on mortgage- backed securities, mortgage loans at fair value, and asset-backed financing of a variable interest entity	1,766	(719)	(1,588)
Capitalization of interest on mortgage loans at fair value	(84,820)	(57,754)	(66,850)
Capitalization of interest on excess servicing spread	(22,601)	(25,365)	(13,292)
Amortization of debt issuance costs	13,152	11,587	9,763
Change in fair value, amortization and impairment of mortgage servicing rights	78,628	53,615	42,124
Reversal of costs related to forward purchase agreements	0	0	(168)
Net gain on investments	(7,175)	(53,985)	(201,809)
Results of real estate acquired in settlement of loans	19,118	19,177	32,451
Share-based compensation expense	5,748	6,346	5,752
Purchase of mortgage loans acquired for sale at fair value from nonaffiliates	(66,112,316)	(46,423,734)	(28,381,456)
Purchase of mortgage loans acquired for sale at fair value from PennyMac Financial Services, Inc.	(21,541)	(28,445)	(8,082)
Repurchase of mortgage loans subject to representation and warranties	(11,380)	(17,782)	1,747
Sale and repayment of mortgage loans acquired for sale at fair value to nonaffiliates	23,525,952	14,206,816	11,703,015
Sale of mortgage loans acquired for sale to PennyMac Financial Services, Inc.	42,051,505	31,490,920	16,431,338
Decrease (increase) in servicing advances	4,672	(30,255)	(40,084)
Decrease (increase) in due from PennyMac Financial Services, Inc.	1,640	(1,863)	(127)
Increase in other assets	(62,028)	(36,161)	(24,910)
Increase (decrease) in accounts payable and accrued liabilities	46,657	7,984	(6,361)
(Decrease) Increase in due to PennyMac Financial Services, Inc.	(2,549)	(4,742)	2,122
Decrease in income taxes payable	(15,339)	(17,912)	(8,518)
Net cash used in operating activities	(621,543)	(863,188)	(366,036)
Cash flows from investing activities
Net (increase) decrease in short-term investments	(80,223)	98,035	(47,502)
Purchase of mortgage-backed securities at fair value	(765,467)	(84,828)	(185,972)
Sale and repayment of mortgage-backed securities at fair value	206,508	64,459	86,783
Purchase of mortgage loans at fair value	0	(241,981)	(554,604)
Sale and repayment of mortgage loans at fair value	712,975	279,683	598,339
Sale of mortgage loans at fair value to PennyMac Financial Services, Inc.	891	1,466	0
Repayment of mortgage loans under forward purchase agreements at fair value	0	0	6,413
Purchase of excess servicing spread from PennyMac Financial Services, Inc.	0	(271,554)	(95,892)
Repayment of excess servicing spread by PennyMac Financial Services, Inc.	69,992	78,578	39,257
Settlement of excess servicing spread by PennyMac Financial Services, Inc.	59,045	0	0
Net settlement of derivative financial instruments	(7,216)	(6,809)	(10,436)
Purchase of real estate acquired in settlement of loans	0	0	(3,049)
Sale of real estate acquired in settlement of loans	234,684	240,833	184,467
Sale of real estate acquired in settlement of loans under forward purchase agreements	0	0	5,365
Purchase of mortgage servicing rights	(2,739)	(2,335)	0
Sale of mortgage servicing rights	106	752	474
Deposit of cash securing credit risk transfer agreements	(306,507)	(147,446)	0
Distribution from credit risk transfer agreements	24,746	1,831	0
Decrease in margin deposits and restricted cash	40,062	8,148	4,329
Purchase of Federal Home Loan Bank capital stock	(225)	(7,691)	0
Redemption of Federal Home Loan Bank capital stock	7,320	361	0
Net cash provided by investing activities	193,952	11,502	27,972
Cash flows from financing activities
Sale of assets under agreements to repurchase	70,684,674	50,133,359	31,873,913
Repurchase of assets sold under agreements to repurchase	(70,030,317)	(49,733,160)	(31,183,387)
Sale of mortgage loan participation certificates	6,579,706	5,009,065	4,246,892
Repayment of mortgage loan participation certificates	(6,553,789)	(5,029,301)	(4,226,656)
Advance under notes payable	129,812	394,242	0
Repayment under notes payable	(90,812)	(158,343)	0
Issuance of asset-backed financing of a variable interest entity at fair value	182,400	110,482	0
Repayment of asset-backed financing of a variable interest entity at fair value	(73,624)	(24,951)	(8,571)
Federal Home Loan Bank advances	28,000	760,484	0
Repayment of Federal Home Loan Bank advances	(211,000)	(577,484)	0
Advance under financings payable to PennyMac Financial Services, Inc.	0	168,546	0
Repayment under financings payable to PennyMac Financial Services, Inc.	0	(18,546)	0
Issuance of credit risk transfer financing	0	1,204,187	0
Repayment of credit risk transfer financing	0	(1,204,187)	0
Repayment of borrowings under forward purchase agreements	0	0	(227,866)
Payment of debt issuance costs	(11,161)	(10,928)	0
Issuance of common shares	0	8	90,589
Repurchase of common shares	(98,370)	(16,338)	0
Payment of common share underwriting and offering costs	0	0	(1,070)
Payment of contingent underwriting fees payable	0	(705)	(2,372)
Payment of dividends	(131,560)	(173,022)	(174,433)
Net cash provided by financing activities	403,959	833,408	387,039
Net increase in cash	(23,632)	(18,278)	48,975
Net (decrease) increase in cash	(23,632)	(18,278)	48,975
Cash at beginning of year	58,108	76,386	27,411
Cash at end of year	$ 34,476	$ 58,108	$ 76,386